Investment Objectives and Goals - LS Opportunity Fund	May 04, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	LS Opportunity Fund (the “Fund”) seeks to generate long-term capital appreciation over a full market cycle by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with generally less net exposure than that of the stock market.